Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	June 30, 2024	December 31, 2023

Shareholders loans to joint ventures	11,805	2
Derivatives	1,008	—
Cash guarantees and deposits	46,173	1,616
Other non-current receivables	4,682	6
Lease receivables	330	1,263
Total non-current receivables	63,998	2,887